Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Summary of Intangible Assets

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2023
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

Year ended December 31, 2023
Opening net book amount	846,628	38,428	885,056
Additions	—	1,503	1,503
Disposals	(537,948)	(618)	(538,566)
Amortization charge	—	(11,022)	(11,022)
Impairment	537,948	—	537,948

Closing net book amount	846,628	28,291	874,919

As of December 31, 2023
Cost	846,628	252,527	1,099,155
Accumulated amortization	—	(159,624)	(159,624)
Impairment	—	(64,612)	(64,612)

Net book amount	846,628	28,291	874,919

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2024
Cost	846,628	252,527	1,099,155
Accumulated amortization	—	(159,624)	(159,624)
Impairment	—	(64,612)	(64,612)

Net book amount	846,628	28,291	874,919

Year ended December 31, 2024
Opening net book amount	846,628	28,291	874,919
Acquisition of subsidiaries	18,379	126,154	144,533
Additions	28,306	22,515	50,821
Disposals	—	(74,430)	(74,430)
Amortization charge	—	(39,766)	(39,766)

Closing net book amount	893,313	62,764	956,077

As of December 31, 2024
Cost	893,313	346,523	1,239,836
Accumulated amortization	—	(219,593)	(219,593)
Impairment	—	(64,166)	(64,166)

Net book amount	893,313	62,764	956,077

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2025
Cost	893,313	346,523	1,239,836
Accumulated amortization	—	(219,593)	(219,593)
Impairment	—	(64,166)	(64,166)

Net book amount	893,313	62,764	956,077

Year ended December 31, 2025
Opening net book amount	893,313	62,764	956,077
Additions	—	835	835
Foreign exchange adjustments	(498)	—	(498)
Disposals	—	(1,853)	(1,853)
Impairment	(28,306)	(44)	(28,350)
Amortization charge	—	(14,608)	(14,608)

Closing net book amount	864,509	47,094	911,603

As of December 31, 2025
Cost	892,815	320,626	1,213,441
Accumulated amortization	—	(209,322)	(209,322)
Impairment	(28,306)	(64,210)	(92,516)

Net book amount	864,509	47,094	911,603

Summary of Key Assumptions Used for Value-in-use Calculations
The trademarks and licenses of the Group are primarily related to trademark rights of Puhui of RMB801 million. As the contractual tenor of its loan products is generally 36 months, the cash flow forecast period of Puhui was eight years based on a financial budget covering a five-year period approved by management. The key assumption used for value-in-use
calculations of trademark rights of Puhui is as follows:

	December 31, 2024	December 31, 2025
Revenue growth rates	-1.1% - 16.1%	-16.4% - 11.0%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount
The excess of the recoverable amount of Puhui’s trademark over its carrying amount:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	1,201,371	784,408

Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Summary of Possible Changes of Key Assumptions of Cash Generating Units
As of December 31, 2024 and 2025, the
pre-tax
discount rates applied to the cash flow projections were 20% and 20%, respectively. As of December 31, 2024 and 2025, the long-term growth rate used to extrapolate cash flow projections beyond the budget period were 2% and 2%, respectively.
While it is impracticable for the Group to estimate the impact on future periods, the following table sets forth the impact of management judgement of reasonably possible scenarios in the above key assumption, with all other variables held constant, on the impairment testing of Puhui’s trademark rights impairment testing at the dates indicated. As shown below, the possible changes of the key parameter would not cause the carrying amount of trademark rights of Puhui to exceed its recoverable amount at the dates indicated.

	Unfavorable change			Favorable change
	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
As of December 31, 2024
Revenue growth rates (GAGR)	-230BP	(171,901)	1,029,470	+230BP	185,781	1,387,152
As of December 31, 2025
Revenue growth rates (GAGR)	-230BP	(144,454)	639,954	+230BP	156,716	941,124